Interest expense (Tables)	12 Months Ended
Dec. 31, 2019
Interest expense.
Detail of main items of interest expense and similar charges
The detail of the main items of interest expense and similar charges accrued in 2019, 2018 and 2017 is as follows:

Million euros
	2019	2018	2017
Central banks deposits	468	421	216
Credit institution deposits	2,576	2,588	2,037
Customer deposits	10,137	9,062	11,074
Debt securities issued and subordinated liabilities	6,679	6,073	6,651
Marketable debt securities	6,034	5,303	5,685
Subordinated liabilities (Note 23)	645	770	966
Provisions for pensions (Note 25)	145	186	198
Lease Liabilities	273	9	8
Other interest expense	1,224	1,645	1,561
	21,502	19,984	21,745